Ordinary Shares - Summary of Ordinary Shares Reserved for Issuance (Details) - shares	Apr. 30, 2019	Apr. 30, 2018
Class Of Stock [Line Items]
Total ordinary shares reserved	33,256,028	53,238,232
Conversion of Series A Redeemable Preference Shares
Class Of Stock [Line Items]
Total ordinary shares reserved		10,228,680
Conversion of Series B Redeemable Preference Shares
Class Of Stock [Line Items]
Total ordinary shares reserved		6,071,373
Conversion of Series C Redeemable Preference Shares
Class Of Stock [Line Items]
Total ordinary shares reserved		5,820,722
Conversion of Series C-1 Redeemable Preference Shares
Class Of Stock [Line Items]
Total ordinary shares reserved		3,273,459
Conversion of Series D Redeemable Preference Shares
Class Of Stock [Line Items]
Total ordinary shares reserved		3,545,232
Stock Options
Class Of Stock [Line Items]
Total ordinary shares reserved	22,866,438	22,237,484
RSUs
Class Of Stock [Line Items]
Total ordinary shares reserved	740,467
2012 Plan
Class Of Stock [Line Items]
Total ordinary shares reserved	9,649,123	2,061,282